Selected Balance Sheet Components (Details Narrative) - USD ($)		12 Months Ended
	Mar. 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 12, 2023	Aug. 11, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash		$ 1,949,000	$ 372,000
[custom:ThresholdPeriodFromClosingOfProposedEquityFinancingToSettleSettlementLiabilityAfterExtension]	21 days
Settlement Liabilities, Current			600,000
Edoc Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred Costs, Noncurrent		0	300,000		$ 1,900,000
Promissory Note Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:TransactionCostsRelatedToMerger-0]				$ 700,000
Settlement And Mutual Release Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash	$ 1,100,000
Payments for Legal Settlements	60,000
[custom:MonthlyPaymentsForLegalSettlements]	20,000
Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements		1,100,000	$ 600,000
Settlement Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LegalSettlementsSecuredInEquityFinance-0]	$ 10,000,000.0	$ 10,000,000.0